MML SERIES INVESTMENT FUND II
MML Blend Fund
(the “Fund”)
Supplement dated December 28, 2021 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2022, the information related to Alan Mason for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby removed (page 9 of the Prospectus).
Effective January 1, 2022, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 9 of the Prospectus):
Paul Whitehead is a Managing Director at BlackRock. He has managed the Fund since January 2022.
Effective January 1, 2022, the information related to Alan Mason under BlackRock Investment Management, LLC (“BlackRock”) found on page 117 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective January 1, 2022, the following information supplements the information for BlackRock found on pages 116 to 117 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Paul Whitehead
is responsible for supporting the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. He is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Mr. Whitehead is a Managing Director of BlackRock, Inc., Co-Head of Index Equity, and Co-Head of BlackRock’s ETF and Index Investments business. Mr. Whitehead also oversees the management of BlackRock’s Institutional and iShares funds. Mr. Whitehead was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead’s service with the firm dates back to 1996, including his years with Barclays Global Investors, which merged with BlackRock in 2009. Prior to his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all Institutional Index funds, Exchange Traded funds, and Transition Management mandates. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned Alternative Trading System launched in 2015.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-21-02
B-21-01

MML SERIES INVESTMENT FUND II
MML iShares® 60/40 Allocation Fund
(the “Fund”)
Supplement dated December 28, 2021 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2022, the information related to Alan Mason for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby removed (page 49 of the Prospectus).
Effective January 1, 2022, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 49 of the Prospectus):
Paul Whitehead is a Managing Director at BlackRock. He has managed the Fund since January 2022.
Effective January 1, 2022, the information related to Alan Mason under BlackRock Investment Management, LLC (“BlackRock”) found on page 117 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective January 1, 2022, the following information supplements the information for BlackRock found on pages 116 to 117 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Paul Whitehead
is responsible for supporting the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. He is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Mr. Whitehead is a Managing Director of BlackRock, Inc., Co-Head of Index Equity, and Co-Head of BlackRock’s ETF and Index Investments business. Mr. Whitehead also oversees the management of BlackRock’s Institutional and iShares funds. Mr. Whitehead was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead’s service with the firm dates back to 1996, including his years with Barclays Global Investors, which merged with BlackRock in 2009. Prior to his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all Institutional Index funds, Exchange Traded funds, and Transition Management mandates. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned Alternative Trading System launched in 2015.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-21-03
iS60/40Alloc-21-01

MML SERIES INVESTMENT FUND II
MML iShares® 80/20 Allocation Fund
(the “Fund”)
Supplement dated December 28, 2021 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2022, the information related to Alan Mason for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby removed (page 57 of the Prospectus).
Effective January 1, 2022, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 57 of the Prospectus):
Paul Whitehead is a Managing Director at BlackRock. He has managed the Fund since January 2022.
Effective January 1, 2022, the information related to Alan Mason under BlackRock Investment Management, LLC (“BlackRock”) found on page 117 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective January 1, 2022, the following information supplements the information for BlackRock found on pages 116 to 117 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Paul Whitehead
is responsible for supporting the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. He is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Mr. Whitehead is a Managing Director of BlackRock, Inc., Co-Head of Index Equity, and Co-Head of BlackRock’s ETF and Index Investments business. Mr. Whitehead also oversees the management of BlackRock’s Institutional and iShares funds. Mr. Whitehead was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead’s service with the firm dates back to 1996, including his years with Barclays Global Investors, which merged with BlackRock in 2009. Prior to his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all Institutional Index funds, Exchange Traded funds, and Transition Management mandates. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned Alternative Trading System launched in 2015.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-21-04
iS80/20Alloc-21-01

MML SERIES INVESTMENT FUND II
MML Blend Fund
MML iShares® 60/40 Allocation Fund
MML iShares® 80/20 Allocation Fund
Supplement dated December 28, 2021 to the
Statement of Additional Information dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective January 1, 2022, the information related to Alan Mason of BlackRock Investment Management, LLC (“BlackRock”) found on pages B-138 to B-139 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.
Effective January 1, 2022, the following information replaces similar information for BlackRock related to the MML Blend Fund (“MML Blend”) found on page B-138 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of MML Blend are Greg Savage and Paul Whitehead.
Effective January 1, 2022, the following information supplements the information for BlackRock related to MML Blend found on page B-138 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Paul Whitehead
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of November 30, 2021.

**
Does not include MML Blend.

Ownership of Securities:
As of November 30, 2021, Mr. Whitehead did not own any shares of MML Blend.
Effective January 1, 2022, the following information replaces similar information for BlackRock related to the MML iShares® 60/40 Allocation Fund (“MML iShares 60/40 Allocation”) found on page B-138 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of MML iShares 60/40 Allocation are Greg Savage and Paul Whitehead.

Effective January 1, 2022, the following information supplements the information for BlackRock related to MML iShares 60/40 Allocation found on page B-138 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Paul Whitehead
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of November 30, 2021.

**
Does not include MML iShares 60/40 Allocation.

Ownership of Securities:
As of November 30, 2021, Mr. Whitehead did not own any shares of MML iShares 60/40 Allocation.
Effective January 1, 2022, the following information replaces similar information for BlackRock related to the MML iShares® 80/20 Allocation Fund (“MML iShares 80/20 Allocation”) found on page B-138 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of MML iShares 80/20 Allocation are Greg Savage and Paul Whitehead.
Effective January 1, 2022, the following information supplements the information for BlackRock related to MML iShares 80/20 Allocation found on page B-139 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Paul Whitehead
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of November 30, 2021.

**
Does not include MML iShares 80/20 Allocation.

Ownership of Securities:
As of November 30, 2021, Mr. Whitehead did not own any shares of MML iShares 80/20 Allocation.
Effective January 1, 2022, the following sentence replaces the first sentence for BlackRock under the heading Compensation found on page B-140 in the section titled Appendix C—Additional Portfolio Manager Information:
The discussion below describes the portfolio managers’ compensation as of December 31, 2020, except for Mr. Whitehead’s, which is described as of November 30, 2021.
Effective January 1, 2022, the following sentence replaces the last sentence in the paragraph for BlackRock under the heading Discretionary Incentive Compensation found on page B-140 in the section titled Appendix C—Additional Portfolio Manager Information:
The performance of Messrs. Whitehead and Savage is not measured against a specific benchmark.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8063-21-01